VAN WAGONER FUNDS, INC.

                       Supplement Dated October 15, 1999

                   To the Statement of Additional Information

                              Dated April 30, 1999

                                    For the:

                           Capital Appreciation Fund
                                  Growth Fund

This supplement updates certain information contained in the Van Wagoner Funds, Inc. Statement of Additional Information dated April 30, 1999. You should retain both the Supplement and the Statement of Additional Information for future reference.

The following information replaces the fifth full paragraph on page 9 of the Statement of Additional Information concerning the percentage of a Fund's net assets and the percentage of a company's outstanding shares that may be sold short:

     A Fund may make short sales but only if, after giving effect to the short sale, (i) its aggregate liabilities for securities sold short does not exceed 15% its net assets; (ii) its aggregate liabilities for securities sold short of any one issuer does not exceed 10% of its net assets; and
     (iii) the amount of securities sold short does not exceed 10% of the outstanding securities of the class of securities sold short.



                            VAN WAGONER FUNDS, INC.

                       Supplement Dated October 15, 1999

                   To the Statement of Additional Information

                              Dated April 30, 1999

                                    For the:

                              Emerging Growth Fund
                                 Micro-Cap Fund
                                  Mid-Cap Fund
                               Post-Venture Fund
                                Technology Fund


This supplement updates certain information contained in the Van Wagoner Funds, Inc. Statement of Additional Information dated April 30, 1999. You should retain both the Supplement and the Statement of Additional Information for future reference.

The following information replaces the fifth full paragraph on page 9 of the Statement of Additional Information concerning the percentage of a Fund's net assets and the percentage of a company's outstanding shares that may be sold short:

     A Fund may make short sales but only if, after giving effect to the short sale, (i) its aggregate liabilities for securities sold short does not exceed 15% its net assets; (ii) its aggregate liabilities for securities sold short of any one issuer does not exceed 10% of its net assets; and
     (iii) the amount of securities sold short does not exceed 10% of the outstanding securities of the class of securities sold short.